Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 251,436	$ 57,817
Accounts receivable, net	10,603,672	10,213,570
Prepaid expenses and other current assets, net	964,061	2,573,518
Deferred offering costs		287,095
TOTAL CURRENT ASSETS	11,819,169	13,132,000
NON-CURRENT ASSETS:
Right-of-use assets	133,890	271,931
Property and equipment, net	51,689	21,144
Deferred tax assets	557,556	100,006
TOTAL NON-CURRENT ASSETS	2,743,135	393,081
TOTAL ASSETS	14,562,304	13,525,081
CURRENT LIABILITIES:
Accounts payable	3,601,377	5,239,920
Contract liabilities	5,207	39,958
Taxes payable	1,491,232	1,278,441
Lease liabilities	69,319	98,957
Accrued expenses and other liabilities	306,450	275,560
TOTAL CURRENT LIABILITIES	5,529,418	6,942,072
NON-CURRENT LIABILITY:
Lease liabilities	72,542	204,018
TOTAL NON-CURRENT LIABILITY	72,542	204,018
TOTAL LIABILITIES	5,601,960	7,146,090
COMMITMENTS AND CONTINGENCIES (note 11)
SHAREHOLDERS’ EQUITY
Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 31,725,000 and 25,000,000 shares issued and outstanding as of September 30, 2025 and September 30, 2024, respectively)	31,725	25,000
Additional paid-in capital	40,425,487
Subscription receivables		(25,000)
Statutory reserve	100
(Accumulated deficit) Retained earnings	(31,523,276)	6,322,453
Accumulated other comprehensive income	26,308	56,538
TOTAL SHAREHOLDERS’ EQUITY	8,960,344	6,378,991
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	14,562,304	13,525,081
Related party
NON-CURRENT ASSETS:
Prepayment to a related party	2,000,000
CURRENT LIABILITIES:
Amount due to related parties	$ 55,833	$ 9,236